EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

NOTE 22 – EQUITY

(a)	Capital Stock

As of December 31, 2025 and 2024, the total capital stock of Telecom Argentina amounted to $2,153,688,011, represented by the same number of common book-entry shares with nominal value of $1, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

As of the date of these consolidated financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing five Class “B” shares of Telecom Argentina are traded on the NYSE under the symbol TEO.

(b)	Provisions of the Telecom Argentina Ordinary and Extraordinary Shareholders’ meeting

At the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2025, the shareholders of Telecom Argentina decided, among other:

(i)	To approve the Board of Directors’ proposal stated in current currency as of March 31, 2025 using the National Consumer Price Index pursuant to CNV Resolution No. 777/18 in connection with the Accumulated retained earnings as of December 31, 2024 for $1,331,805 million in current currency as of December 31, 2025: (a) allocate the amount of $66,590 million in current currency as of December 31, 2025 to “Legal Reserve”; (b) allocate the amount of $1,265,215 million in current currency as of December 31, 2025 to “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”; (c) to reclassify the amount of $122,442 million in current currency as of December 31, 2025 from “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” and to be charged against the “Contributed Surplus”;
(ii)	to delegate on the Board of Directors the power to reverse, before December 31, 2025 the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” in an amount that allows distribution of dividends in cash or in non-cash or any combination of both options, for up to the maximum amount of distribution of US$300 million. On November 10, 2025, the Board of Directors, acting under the powers delegated by the Shareholders´ meeting, decided to distribute dividends.
(c)	Dividends distributed and paid

During fiscal years 2025, 2024 and 2023, Telecom Argentina made the following dividend distributions to its shareholders:

		Settled amount
Year	Distributed amount	Cash	Non-cash
2025 (1)	226,756	20,286	206,470
2024 (2)	156,352	—	156,352
2023 (3)	299,199	—	299,199
(1)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2025, on November 10, 2025, the Board of Directors resolved to distribute dividends as follows: i) Global 2030 Bond for $189,790 million, ii) $20,286 million in cash, and iii) the application of a credit of $16,680 million corresponding to the payment previously made by Telecom Argentina in respect of the Personal Assets Tax, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.

(2)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024, on November 11, 2024, the Board of Directors resolved to distribute, as non-cash dividends (Global 2030 Bond), $156,352 million, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.

(3)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, on May 3, 2023, the Board of Directors resolved to distribute, as non-cash dividends (Global 2030 Bond), $299,199 million, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.

(d)	Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of Telecom Argentina upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares were to be included in the PPP (employees of ENTel transferred to Telecom Argentina, to Startel S.A. and to Telecomunicaciones Internacionales de Argentina S.A., and employees transferred to Telecom Argentina by the Argentine Telephone Company). During the following years, both the Shareholders’ Assembly and the Board of Directors (based on the powers delegated by the Shareholders) carried out the conversion of Class “C” shares for a total of 98,331,364.

As of the date of these consolidated financial statements, 106,734 Class “C” shares are still pending to be converted into Class “B” shares.

(e)	Restrictions on distribution of profits

Under the LGS, the by-laws of the Company and rules and regulations of the CNV, a minimum of 5% of net income for the year in accordance with the statutory books, plus/less previous years’ adjustments and accumulated losses, if any, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital (common stock plus inflation adjustment of common stock).